Accumulated Other Comprehensive Income - Changes in Unrealized Capital Gains (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Equity [Abstract]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrealized Holding Gain Loss Before Adjustments, Net of Tax	$ 1,386.9	[1]	$ 1,214.5	[1]	$ 1,953.6	[1]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Reclassification Adjustment for Gains and Other Items Included In Net Income (Loss), Net of Tax	257.3	[2]	31.1	[2]	(213.6)	[2]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Valuation Allowance Deferred Tax Asset Change	0		387.0		151.5
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrrealized Holding Gain (Loss) Net of Tax	$ 1,129.6		$ 1,570.4		$ 2,318.7

[1]	Pre-tax unrealized capital gains/losses arising during the period were $2,101.1, $1,868.6 and $3,004.1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Pre-tax reclassification adjustments for gains/losses and other items included in Net income (loss) were $389.8, $47.8 and $(328.5) for the years ended December 31, 2012, 2011 and 2010, respectively.